Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Feb. 06, 2025